Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
7.	Property, plant and equipment:

		Building	Laboratory,	Furniture
		and building	R&D and plant	and office	Computer
	Land	components	equipment	equipment	equipment	Total

Cost:
Balance at February 29, 2016	$228,630	$23,009,625	$26,073,781	$499,159	$281,766	$50,092,961
Additions	–	6,231	2,953,611	9,710	88,820	3,058,372
Disposals	–	–	(8,995)	(45,102)	–	(54,097)
Balance at March 31, 2017	228,630	23,015,856	29,018,397	463,767	370,586	53,097,236

Additions	–	147,263	1,182,102	–	86,555	1,415,920
Loss of control of Acasti (note 13)	–	–	(3,299,059)	(18,407)	(13,759)	(3,331,225)
Balance at March 31, 2018	$228,630	$23,163,119	$26,901,440	$445,360	$443,382	$51,181,931

Accumulated depreciation:
Balance at February 29, 2016	–	1,721,529	2,358,964	258,377	206,426	4,545,296
Disposals	–	–	(8,995)	(45,102)	–	(54,097)
Depreciation for the thirteen-month period	–	899,412	1,743,346	57,439	41,473	2,741,670
Balance at March 31, 2017	–	2,620,941	4,093,315	270,714	247,899	7,232,869

Loss of control of Acasti (note 13)	–	–	(529,344)	(13,070)	(7,017)	(549,431)
Depreciation for the year	–	830,850	1,712,516	37,820	36,460	2,617,646
Balance at March 31, 2018	$–	$3,451,791	$5,276,487	$295,464	$277,342	$9,301,084

Net carrying amounts:
March 31, 2017	$228,630	$20,394,915	$24,925,082	$193,053	$122,687	$45,864,367
March 31, 2018	228,630	19,711,328	21,624,953	149,896	166,040	41,880,847

From the balance of property, plant and equipment, an amount of $1,152,814 (2017 - $172,142) represents assets which are not yet in service as at March 31, 2018.

Depreciation expense has been recorded in the following accounts in the consolidated statements of earnings and comprehensive income:

	March 31,	March 31,
	2018	2017
	(12 months)	(13 months)

Cost of sales	$1,067,629	$2,264,748
Research and development expenses	1,321,145	229,541
Selling, general and administrative expenses	228,872	247,381
	$2,617,646	$2,741,670